Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Valuation Allowance [Line Items]
Balance at beginning of year	¥ 25,192		¥ 24,687		¥ 40,270
Increase	9,824		2,667		1,226
Decrease	(4,356)		(3,523)		(15,885)
Other	3,754	[1]	1,361	[1]	(924)	[1]
Balance at end of year	¥ 34,414		¥ 25,192		¥ 24,687

[1]	Other consists mainly of foreign currency translation adjustments and business combinations.